Investments	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
INVESTMENTS
8.	INVESTMENTS

Investments consisted of the following:

	As of December 31,
	2024	2025
Fixed deposit receipts	$6,464	$1,497
Total short-term investments	6,464	1,497

Fixed deposit receipts	10,293	10,545
Total long-term investments	10,293	10,545
Total investments	$16,757	$12,042

As of December 31, 2024, an amount of $881 of short-term investments and $4,729 of long-term investments in bank fixed deposits was pledged for Jiangxi Yibo’s issuance of commercial bank acceptance bills. Long-term fixed deposits will expire in 2027 with a deposit term of three years. All the fixed deposits were deposited in local banks in the PRC.

As of December 31, 2025, an amount of $1,092 of short-term investments and $5,258 of long-term investments in bank fixed deposits were pledged for Jiangxi Yibo’s issuance of commercial bank acceptance bills. Long-term fixed deposits will expire in 2027 with a deposit term of three years. All the fixed deposits were deposited in local banks in the PRC.